SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment
Depreciation	¥ 1,057,171	¥ 682,451	¥ 352,480
Buildings | Maximum
Property and equipment
Estimated useful life (in years)	20 years
Machinery | Minimum
Property and equipment
Estimated useful life (in years)	10 years
Machinery | Maximum
Property and equipment
Estimated useful life (in years)	20 years
Other equipment | Minimum
Property and equipment
Estimated useful life (in years)	3 years
Other equipment | Maximum
Property and equipment
Estimated useful life (in years)	5 years
Furniture and office equipment | Minimum
Property and equipment
Estimated useful life (in years)	3 years
Furniture and office equipment | Maximum
Property and equipment
Estimated useful life (in years)	5 years
Vehicles
Property and equipment
Estimated useful life (in years)	5 years